LEASE LIABILITY (Details Narrative) - ft²	Oct. 28, 2022	Sep. 30, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Lease expiration date	Jun. 30, 2024
Lessee, operating lease, discount rate	5.50%
Haltom City [Member]
Lessee, Lease, Description [Line Items]
Office area		18,000	18,000